Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000032307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ELDFX
Without Sales Load [Member] | C000032307
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	6.56%	6.44%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
GE_INDEX: MSCI ACWI EX USA INVESTABLE MARKET INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent	5.23%	4.12%	4.91%